Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Amendment Flag	true
Amendment Description	Amendment No 1
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE